S000010623 [Member] Investment Objectives and Goals - S000010623 [Member]	Oct. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Summary of the Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Columbia Intermediate Duration Municipal Bond Fund (the Fund) seeks current income exempt from federal income tax, consistent with preservation of principal.